Operating Revenue	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Operating Revenue

Note 4. Operating Revenue

The Companies’ operating revenue consists of the following:

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Regulated electric sales:
Residential	$1,124	$1,117	$2,410	$2,404	$832	$816	$1,842	$1,831
Commercial	1,147	1,089	2,217	1,987	917	874	1,783	1,591
Industrial	211	220	431	417	99	110	215	213
Government and other retail	232	297	476	569	213	281	442	539
Wholesale	36	68	80	115	22	31	51	63
Nonregulated electric sales	125	236	382	603	22	31	33	45
Regulated gas sales:
Residential	43	52	179	215
Commercial	28	40	81	105
Other	16	43	39	77
Regulated gas transportation and storage	5	14	9	24
Other regulated revenues	65	84	143	140	62	80	136	131
Other nonregulated revenues(1)(2)	48	43	85	75	22	16	33	22
Total operating revenue from contracts with customers	3,080	3,303	6,532	6,731	2,189	2,239	4,535	4,435
Other revenues(1)(3)	86	(244)	517	(559)	62	(64)	100	(93)
Total operating revenue	$3,166	$3,059	$7,049	$6,172	$2,251	$2,175	$4,635	$4,342

(1)
See Note 19 for amounts attributable to affiliates.
(2)
Sales of renewable energy credits were $24 million and $7 million for the three months ended June 30, 2023 and 2022, respectively, and $29 million and $11 million for the six months ended June 30, 2023 and 2022, respectively, at Dominion Energy and $19 million and less than $1 million for the three months ended June 30, 2023 and 2022, respectively, and $22 million and less than $1 million for the six months ended June 30, 2023 and 2022, respectively, at Virginia Power.
(3)
Includes alternative revenue of $50 million and $19 million for the three months ended June 30, 2023 and 2022, respectively, and $77 million and $27 million for the six months ended June 30, 2023 and 2022, respectively, at both Dominion Energy and Virginia Power.

Neither Dominion Energy nor Virginia Power have any amounts for revenue to be recognized in the future on multi-year contracts in place at June 30, 2023.

At June 30, 2023 and December 31, 2022, Dominion Energy’s contract liability balances were $81 million and $51 million, respectively, and are recorded in other current liabilities and other deferred credits and other liabilities in its Consolidated Balance Sheets. At June 30, 2023 and December 31, 2022, Virginia Power’s contract liability balances were $74 million and $39 million, respectively, and are recorded in other current liabilities and other deferred credits and other liabilities in its Consolidated Balance Sheets.

The Companies recognize revenue as they fulfill their obligations to provide service to their customers. During the six months ended June 30, 2023 and 2022, Dominion Energy recognized revenue of $47 million and $42 million, respectively, from the beginning contract liability balances. During the six months ended June 30, 2023 and 2022, Virginia Power recognized $39 million and $33 million, respectively, from the beginning contract liability balances.